Performance Management - iShares High Yield Muni Income Active ETF	Jan. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, and a customized reference benchmark comprised of 60% Muni HY (0-18 years), 20% Muni BBB (0-18 years) and 20% IG ex BBB (0-18 years) (the “New Customized Benchmark”). The New Customized Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg Municipal Bond Index, and a customized reference benchmark comprised of 60% Muni HY (0-18 years), 20% Muni BBB (0-18 years) and 20% IG ex BBB (0-18 years) (the “New Customized Benchmark”).
Performance Additional Market Index [Text]	The New Customized Benchmark is relevant to the Fund because it has characteristics similar to the Fund’s investment strategies. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions.
Bar Chart [Heading]	Year by Year Returns (Years ended December 31)
Bar Chart Closing [Text Block]
The best calendar quarter return during the period shown above was 9.24% in the 4th quarter of 2023; the worst was -8.82% in the 1st quarter of 2022. The year‑to‑date return as of March 31, 2025 was 0.97%.
Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.blackrock.com or by calling 1‑800‑474‑2737 (toll free).

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After‑tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to tax‑exempt investors or investors who hold shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
Performance Availability Website Address [Text]	www.blackrock.com
Performance Availability Phone [Text]	1‑800‑474‑2737
iShares High Yield Muni Income Active ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year‑to‑date return
Bar Chart, Year to Date Return	0.97%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	best
Highest Quarterly Return	9.24%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst
Lowest Quarterly Return	(8.82%)
Lowest Quarterly Return, Date	Mar. 31, 2022